Quarterly Holdings Report
for
Fidelity® Series 5+ Year Inflation-Protected Bond Index Fund
September 30, 2025
SYP-NPRT3-1125
1.9901944.104
U.S. Treasury Obligations - 99.7%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bonds Inflation-Indexed 0.125% 2/15/2051	-0.53 to 2.31	332,607,806	184,699,695
US Treasury Bonds Inflation-Indexed 0.125% 2/15/2052	-0.15 to 2.59	426,012,208	231,143,819
US Treasury Bonds Inflation-Indexed 0.25% 2/15/2050	-0.56 to 1.32	194,169,068	114,991,265
US Treasury Bonds Inflation-Indexed 0.625% 2/15/2043	-0.58 to 2.27	248,275,550	188,747,927
US Treasury Bonds Inflation-Indexed 0.75% 2/15/2042	-0.62 to 2.61	447,493,858	355,197,392
US Treasury Bonds Inflation-Indexed 0.75% 2/15/2045	-0.53 to 2.04	350,835,361	261,862,960
US Treasury Bonds Inflation-Indexed 0.875% 2/15/2047	-0.53 to 2.58	223,718,596	165,369,478
US Treasury Bonds Inflation-Indexed 1% 2/15/2046	-0.53 to 1.89	359,674,553	277,615,224
US Treasury Bonds Inflation-Indexed 1% 2/15/2048	-0.53 to 2.60	257,730,062	193,319,698
US Treasury Bonds Inflation-Indexed 1% 2/15/2049	-0.54 to 2.61	206,094,511	152,221,509
US Treasury Bonds Inflation-Indexed 1.375% 2/15/2044	-0.55 to 2.51	429,164,930	367,332,234
US Treasury Bonds Inflation-Indexed 1.5% 2/15/2053	1.43 to 2.56	243,219,126	194,855,489
US Treasury Bonds Inflation-Indexed 2.125% 2/15/2040	-0.74 to 2.24	167,307,388	168,730,912
US Treasury Bonds Inflation-Indexed 2.125% 2/15/2041	-0.70 to 2.36	221,508,577	221,486,092
US Treasury Bonds Inflation-Indexed 2.125% 2/15/2054	2.00 to 2.61	329,779,580	304,724,825
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.19 to 2.76	316,852,696	309,644,576
US Treasury Bonds Inflation-Indexed 3.375% 4/15/2032	-1.11 to 1.74	86,056,407	96,354,994
US Treasury Notes Inflation-Indexed 0.125% 1/15/2031	-1.15 to 2.11	820,640,094	770,806,466
US Treasury Notes Inflation-Indexed 0.125% 1/15/2032	-0.71 to 2.47	917,068,699	844,670,992
US Treasury Notes Inflation-Indexed 0.125% 7/15/2031	-1.13 to 2.09	819,160,496	765,205,250
US Treasury Notes Inflation-Indexed 0.625% 7/15/2032	0.09 to 2.03	893,713,068	846,139,591
US Treasury Notes Inflation-Indexed 1.125% 1/15/2033	1.15 to 2.03	947,961,450	919,045,838
US Treasury Notes Inflation-Indexed 1.375% 7/15/2033	1.57 to 2.49	871,579,392	858,441,552
US Treasury Notes Inflation-Indexed 1.75% 1/15/2034	1.69 to 2.25	922,199,850	926,837,037
US Treasury Notes Inflation-Indexed 1.875% 7/15/2034	1.55 to 2.24	1,016,352,016	1,031,477,692
US Treasury Notes Inflation-Indexed 1.875% 7/15/2035	1.78 to 1.97	720,949,762	726,977,423
US Treasury Notes Inflation-Indexed 2.125% 1/15/2035	1.83 to 2.12	991,907,160	1,021,413,907
TOTAL U.S. TREASURY OBLIGATIONS (Cost $13,401,203,300)			12,499,313,837

Money Market Funds - 0.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $1,697,734)	4.21	1,697,395	1,697,734

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $13,402,901,034)	12,501,011,571
NET OTHER ASSETS (LIABILITIES) - 0.3%	37,529,988
NET ASSETS - 100.0%	12,538,541,559

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	9,356,380	413,722,187	421,381,390	365,079	557	-	1,697,734	1,697,395	0.0%
Total	9,356,380	413,722,187	421,381,390	365,079	557	-	1,697,734

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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